EQUITY INVESTMENTS	12 Months Ended
Jun. 30, 2022
EQUITY INVESTMENTS
EQUITY INVESTMENTS
NOTE 11 - EQUITY INVESTMENTS
Investments in equity investees
The following long-term investments were accounted for under the equity method as of June 30, 2021 and 2022 as indicated:

June 30, 2021	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Disposal	Advance to investee company	Total
Equity method
Beijing Hollycon Medicine & Technology Co., Ltd.	30.00%	$23,874	5,741	—	—	29,615
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	820	6,677	—	—	7,497
Suqian Runhe Emerging Industry Investment Center (limited partnership)	29.97%	9,754	(163)	—	—	9,591
China Techenergy Co., Ltd.	40.00%	—	11,811	—	—	11,811
Ningbo Hollysys Intelligent Technologies Co., Ltd.	40.00%	4,369	(4,369)	—	—	—
Hunan LingXiang Maglev Technology Co., Ltd.	17.67%	1,548	(141)	—	—	1,407
Beijing AIRmaker Technology Co., Ltd.	20.00%	155	(18)	—	—	137
Southcon Development Sdn Bhd.	30.00%	219	(111)	—	—	108
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	464	(464)	—	—	—
Beijing Jing Yi Intelligent Technologies Innovation Center Co., Ltd.	46.00%	—	—	—	—	—

		41,203	18,963	—	—	60,166

June 30, 2022	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Disposal	Advance to investee company	Total
Equity method
Beijing Hollycon Medicine & Technology Co., Ltd.	30.00%	$8,609	5,544	—	—	14,153
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	791	6,893	—	—	7,684
Suqian Runhe Emerging Industry Investment Center (limited partnership)	29.97%	9,410	(168)	—	—	9,242
China Techenergy Co., Ltd.	40.00%	—	13,751	—	—	13,751
Ningbo Hollysys Intelligent Technologies Co., Ltd.	40.00%	4,215	(4,215)	—	—	—
Hunan LingXiang Maglev Technology Co., Ltd.	17.67%	1,494	(136)	(1,358)	—	—
Beijing AIRmaker Technology Co., Ltd.	20.00%	149	(18)	—	—	131
Southcon Development Sdn Bhd.	30.00%	211	(111)	—	—	100
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	448	(448)	—	—	—
Beijing Jing Yi Intelligent Technologies Innovation Center Co., Ltd.	46.00%	—	—	—	—	—
Beijing Hollysys Digital Technology Co.,Ltd.	25.00%	1,437	(1,036)	—	—	401
Shandong MassDatas Development Co., Ltd.	20.00%	1,195	(76)	—	—	1,119

		27,959	19,980	(1,358)	—	46,581

Disposal of Hunan LingXiang Maglev Technology Co., Ltd. (“Hunan LingXiang”)
In September 2021, the Company entered into an agreement to dispose all of its 17.67% interest in Hunan LingXiang for cash considerations of $9,497. The disposal transaction was completed in September 2021, and a disposal gain of $7,995 was recognized under the caption gains on disposal of an investment in an equity investee in the consolidated statements of comprehensive income for the year ended June 30, 2022.
Investments in equity securities without readily determinable fair values
Investments in equity securities without readily determinable fair value were accounted for as cost method investments prior to adopting ASC 321. As of June 30, 2021 and 2022, the carrying amounts of investments in equity securities without readily determinable fair values for which the measurement alternative was elected were $2,622 and $1,693, respectively, after deductions of $464 and $1,195 of accumulated impairment. There were no unrealized gains (upward adjustments), unrealized losses (downward adjustments and impairment) or net unrealized gains or losses recognized for such equity securities during the years ended June 30, 2021 and 2022. Net realized gains or loss on equity securities sold were

$
3,323 and nil
for
the years ended June 30, 2021 and 2022, respectively.